Schedule of Inventory (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Inventory purchased for resale	$ 2,154,578	$ 1,708,311	$ 3,052,518
Feeds and eggs processed	71,494	102,373	156,984
Raw materials for packaged seafood	313,563
Packaged seafood inventory	654,224
Inventory other	63,097
In-transit inventory		973,837	1,598,650
Less: Inventory allowance	(890,900)	(176,000)
Inventory, net	$ 2,366,056	$ 2,608,521	$ 4,808,152